Risk Management Section - Country Risk Explanatory - ING Bank Portfolio, by Geographic Area (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	100.00%	100.00%
Netherlands [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	24.00%	25.70%
Germany [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	13.80%	13.30%
Belgium [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	12.90%	12.00%
Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	28.30%	28.20%
Americas [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	9.50%	9.50%
Asia Pacific [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	6.10%	6.00%
Australia [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	5.00%	4.80%
Rest Of World [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.40%	0.50%
Wholesale Banking [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	100.00%	100.00%
Wholesale Banking [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	12.80%	14.20%
Wholesale Banking [member] | Germany [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	5.70%	5.40%
Wholesale Banking [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	6.80%	6.20%
Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	41.00%	40.80%
Wholesale Banking [member] | Americas [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	19.50%	19.50%
Wholesale Banking [member] | Asia Pacific [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	11.90%	11.60%
Wholesale Banking [member] | Australia [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	1.40%	1.30%
Wholesale Banking [member] | Rest Of World [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.90%	1.00%
Retail Benelux [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	100.00%	100.00%
Retail Benelux [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	62.30%	65.50%
Retail Benelux [member] | Germany [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.20%	0.20%
Retail Benelux [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	35.10%	32.10%
Retail Benelux [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	2.20%	2.00%
Retail Benelux [member] | Americas [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.10%	0.10%
Retail Benelux [member] | Asia Pacific [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.10%	0.10%
Retail Benelux [member] | Australia [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.00%	0.00%
Retail Benelux [member] | Rest Of World [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.00%	0.00%
Retail Challengers & Growth Markets [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	100.00%	100.00%
Retail Challengers & Growth Markets [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.20%	0.50%
Retail Challengers & Growth Markets [member] | Germany [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	46.00%	44.40%
Retail Challengers & Growth Markets [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.30%	0.50%
Retail Challengers & Growth Markets [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	34.40%	35.50%
Retail Challengers & Growth Markets [member] | Americas [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	1.20%	1.50%
Retail Challengers & Growth Markets [member] | Asia Pacific [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.10%	0.10%
Retail Challengers & Growth Markets [member] | Australia [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	17.80%	17.50%
Retail Challengers & Growth Markets [member] | Rest Of World [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.00%	0.00%
Corporate Line [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	100.00%	100.00%
Corporate Line [member] | Netherlands [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	64.40%	50.60%
Corporate Line [member] | Germany [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.30%	0.10%
Corporate Line [member] | Belgium [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.00%	0.00%
Corporate Line [member] | Rest of Europe [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.60%	0.20%
Corporate Line [member] | Americas [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.10%	0.10%
Corporate Line [member] | Asia Pacific [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	34.50%	48.80%
Corporate Line [member] | Australia [member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.10%	0.20%
Corporate Line [member] | Rest Of World [Member]
Disclosure of country risk exposure [line items]
Percentage of country risk exposures	0.00%	0.00%